Operating expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs		$ 276,504	$ 134,761	$ 74,836
Credit analysis and collection costs		94,012	59,869	34,089
Customer services		83,997	55,045	39,563
Salaries and associated benefits		339,208	213,135	111,729
Credit and debit card issuance costs		56,863	39,156	17,896
Share-based compensation (note 10a)		286,450	225,445	56,273
Specialized services expenses		39,842	29,200	17,429
Other personnel costs		51,472	20,982	12,088
Depreciation and amortization		35,581	17,339	7,430
Marketing expenses		136,142	71,775	16,479
Others	[1]	216,247	36,374	31,123
Subtotal		1,616,318
Share-based compensation - contingent share award termination (note 10b)	[2]	355,573
Total		1,971,891	903,081	418,935
Recognition of expenses		355,573
Customer Support And Operations [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs		132,163	70,928	45,725
Credit analysis and collection costs		54,239	34,026	21,737
Customer services		74,438	48,122	34,075
Salaries and associated benefits		48,661	19,898	13,862
Credit and debit card issuance costs		13,174	13,711	6,074
Share-based compensation (note 10a)
Specialized services expenses
Other personnel costs		8,553	2,253	1,827
Depreciation and amortization		3,965	1,217	79
Marketing expenses
Others	[1]	170	354	571
Subtotal		335,363
Share-based compensation - contingent share award termination (note 10b)	[2]
Total		335,363	190,509	123,950
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs		144,341	63,833	29,111
Credit analysis and collection costs		39,773	25,843	12,352
Customer services		9,559	6,923	5,488
Salaries and associated benefits		275,117	185,715	95,060
Credit and debit card issuance costs		43,689	25,445	11,822
Share-based compensation (note 10a)		286,450	225,445	56,273
Specialized services expenses		39,842	29,200	17,429
Other personnel costs		41,494	18,452	10,121
Depreciation and amortization		31,616	16,122	7,351
Marketing expenses
Others	[1]	65,813	31,923	21,017
Subtotal		977,694
Share-based compensation - contingent share award termination (note 10b)	[2]	355,573
Total		1,333,267	628,901	266,024
Marketing [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits		15,430	7,522	2,807
Credit and debit card issuance costs
Share-based compensation (note 10a)
Specialized services expenses
Other personnel costs		1,425	277	140
Depreciation and amortization
Marketing expenses		136,142	71,775	16,479
Others	[1]
Subtotal		152,997
Share-based compensation - contingent share award termination (note 10b)	[2]
Total		152,997	79,574	19,426
Other Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits
Credit and debit card issuance costs
Share-based compensation (note 10a)
Specialized services expenses
Other personnel costs
Depreciation and amortization
Marketing expenses
Others	[1]	150,264	4,097	9,535
Subtotal		150,264
Share-based compensation - contingent share award termination (note 10b)	[2]
Total		$ 150,264	$ 4,097	$ 9,535

[1]	"Others" mainly includes federal taxes on financial income, taxes related to transfer pricing and exchange rate variation.
[2]	The termination of the 2021 Contingent Share Award resulted in a one-time, non-cash recognition of expenses in the total amount of US$355,573 in the 2022 fourth-quarter results of the Company.